Debentures (Details) € / shares in Units, ₪ / shares in Units, € in Thousands, $ in Thousands													1 Months Ended		12 Months Ended
	Feb. 16, 2025 EUR (€)	Feb. 16, 2025 ILS (₪)	Jan. 16, 2024 EUR (€) shares	Jan. 16, 2024 ILS (₪)	Feb. 01, 2023 EUR (€)	Feb. 01, 2023 USD ($)	Feb. 01, 2023 ILS (₪)	Jun. 06, 2022	Feb. 23, 2021 EUR (€) € / shares	Feb. 23, 2021 ILS (₪)	Jul. 25, 2019 EUR (€)	Jul. 25, 2019 ILS (₪)	Dec. 31, 2025 EUR (€) ₪ / shares	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 EUR (€) ₪ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 USD ($) ₪ / shares	Dec. 31, 2025 ILS (₪) ₪ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)	Nov. 30, 2024 EUR (€) ₪ / item	Nov. 30, 2024 ILS (₪) ₪ / shares ₪ / item	Aug. 31, 2024 EUR (€) ₪ / item	Aug. 31, 2024 ILS (₪) ₪ / shares ₪ / item	Apr. 17, 2024 ILS (₪) ₪ / shares ₪ / item	Jan. 16, 2024 ILS (₪) ₪ / shares shares	Feb. 01, 2023 ILS (₪)	Feb. 23, 2021 ILS (₪) ₪ / shares	Jul. 25, 2019 ILS (₪)
Debentures [Line items]
Aggregate principal amount | ₪																					₪ 130,000,000
Net proceeds from offering															€ 91,181	$ 107,059		€ 74,159	€ 55,808
Percentage of equity on consolidated basis													58.00%		58.00%					58.00%	58.00%
Ownership percentage															51.00%	51.00%	51.00%
Liabilities amount													€ 678,375		€ 678,375			547,972		$ 796,506
Aggregate gross consideration of debentures issued													36,400		€ 36,400
Share issue related cost	€ 56,700	₪ 211,900,000											€ 1,800	₪ 6,700,000
Distributable profit percentage															60.00%	60.00%	60.00%
Series G Debentures Due December 31, 2032 [Member]
Debentures [Line items]
Public offering, aggregate principal amount | ₪		₪ 214,479,000
Ellomay Luzon Energy [Member]
Debentures [Line items]
Fixed interest rate													8.10%		8.10%					8.10%	8.10%
Series C Debentures [Member]
Debentures [Line items]
Aggregate principal amount											€ 22,690
Net proceeds from offering											€ 22,317
Debentures payable term															The principal amount of Series C Debentures was repayable in five (5) unequal annual installments as follows: on June 30, 2021 10% of the principal shall be paid, on June 30 of each of the years 2022 and 2023, 15% of the principal shall be paid and on June 30 of each of the years 2024 and 2025, 30% of the principal shall be paid. The Series C Debentures originally bore a fixed interest at the rate of 3.3% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31 commencing December 31, 2019 through June 30, 2025 (inclusive) and on June 6, 2022, the holders of Series C Debentures approved an amendment to the Series C Deed of Trust, which provided for certain revisions to the financial covenants and for the increase of the annual interest rate payable on the principal of the Series C Debentures by 0.25% from 3.3% to 3.55%, commencing on June 6, 2022.	The principal amount of Series C Debentures was repayable in five (5) unequal annual installments as follows: on June 30, 2021 10% of the principal shall be paid, on June 30 of each of the years 2022 and 2023, 15% of the principal shall be paid and on June 30 of each of the years 2024 and 2025, 30% of the principal shall be paid. The Series C Debentures originally bore a fixed interest at the rate of 3.3% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31 commencing December 31, 2019 through June 30, 2025 (inclusive) and on June 6, 2022, the holders of Series C Debentures approved an amendment to the Series C Deed of Trust, which provided for certain revisions to the financial covenants and for the increase of the annual interest rate payable on the principal of the Series C Debentures by 0.25% from 3.3% to 3.55%, commencing on June 6, 2022.	The principal amount of Series C Debentures was repayable in five (5) unequal annual installments as follows: on June 30, 2021 10% of the principal shall be paid, on June 30 of each of the years 2022 and 2023, 15% of the principal shall be paid and on June 30 of each of the years 2024 and 2025, 30% of the principal shall be paid. The Series C Debentures originally bore a fixed interest at the rate of 3.3% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31 commencing December 31, 2019 through June 30, 2025 (inclusive) and on June 6, 2022, the holders of Series C Debentures approved an amendment to the Series C Deed of Trust, which provided for certain revisions to the financial covenants and for the increase of the annual interest rate payable on the principal of the Series C Debentures by 0.25% from 3.3% to 3.55%, commencing on June 6, 2022.
Annual interest rate								0.25%
Percentage of distributable profit													75.00%		75.00%					75.00%	75.00%
Series C Debentures [Member] | NIS [Member]
Debentures [Line items]
Aggregate principal amount | ₪																																₪ 89,065,000
Gross proceeds from offering (in New Shekels) | ₪												₪ 89,065,000
Net proceeds from offering | ₪												₪ 87,600,000
Series C Debentures [Member] | Net Financial Debt [Member]
Debentures [Line items]
Percentage of equity on consolidated basis													60.00%		60.00%					60.00%	60.00%
Series C Debentures [Member] | Bottom of Range [Member]
Debentures [Line items]
Fixed interest rate								3.30%
Series C Debentures [Member] | Top of Range [Member]
Debentures [Line items]
Fixed interest rate								3.55%
Series C Debentures [Member] | Ordinary Shares [Member]
Debentures [Line items]
Price per share (in New Shekels per share) | ₪ / shares																													₪ 170,000,000
Series D Debentures [Member]
Debentures [Line items]
Aggregate principal amount									€ 15,627
Net proceeds from offering									€ 15,577
Fixed interest rate									1.20%				0.25%		0.25%					0.25%	0.25%										1.20%
Conversion price | € / shares									€ 41.6
Total proceeds									€ 1,890
Liability (in Euro)													€ 9		€ 9			36
Interest rate															0.75%	0.75%	0.75%
Aggregate par value of debentures (in New Shekels) | ₪																	₪ 200,000,000
Fair value of hedging transactions (in Euro)													70,000		€ 70,000
Amount of immediate repayment provision (in Euro)													75,000		€ 75,000
Adjusted equity																$ 85,000		€ 80,000
Series D Debentures [Member] | NIS [Member]
Debentures [Line items]
Aggregate principal amount | ₪																															₪ 62,000,000
Gross proceeds from offering (in New Shekels) | ₪										₪ 62,600,000
Net proceeds from offering | ₪										₪ 61,800,000
Debentures Convertible Into Ordinary Shares Par Value Per Share (in New Shekels per share) | ₪ / shares																															₪ 10
Conversion price | ₪ / shares																															₪ 165
Total proceeds | ₪																															₪ 7,504,000
Series D Debentures [Member] | Net Financial Debt [Member]
Debentures [Line items]
Percentage of immediate repayment provision					65.00%	65.00%	65.00%								65.00%	65.00%	65.00%
Percentage of interest increase provision					60.00%	60.00%	60.00%
Series E Debentures [Member]
Debentures [Line items]
Aggregate principal amount					€ 58,500																									₪ 220,000,000
Net proceeds from offering					€ 56,000		₪ 218,000,000
Fixed interest rate					6.05%																									6.05%
Amount of immediate repayment provision (in Euro)					€ 80,000
Percentage of distributable profit					60.00%																									60.00%
Adjusted equity					€ 75,000	$ 90,000
Percentage of equity on consolidated basis					60.00%																									60.00%
Maximum value of debentures after expansion (in New Shekels) | ₪							₪ 220,000,000
Series E Debentures [Member] | Bottom of Range [Member]
Debentures [Line items]
Annual interest rate					0.25%	0.25%	0.25%
Series E Debentures [Member] | Top of Range [Member]
Debentures [Line items]
Annual interest rate					0.75%	0.75%	0.75%
Series E Debentures [Member] | Ellomay Luzon Energy [Member]
Debentures [Line items]
Ownership percentage					50.00%	50.00%	50.00%
Series E Debentures [Member] | Dorad [Member]
Debentures [Line items]
Ownership percentage					18.75%	18.75%	18.75%
Series F Debentures [Member]
Debentures [Line items]
Amount of immediate repayment provision (in Euro)													€ 82		€ 82
Adjusted equity															€ 94,000
Percentage of equity on consolidated basis													58.00%		58.00%					58.00%	58.00%
Public offering, aggregate principal amount			€ 41,000																										₪ 170,000,000
Proceeds from offering, net of related expenses			40,000	₪ 165,000,000
Liabilities amount													€ 3,687		€ 3,687							$ 1,410
Par value of financial instrument issued (in New Shekels) | ₪																							₪ 328,090,736		₪ 66,061,600		₪ 52,029,136	₪ 40,000,000
Aggregate gross consideration of debentures issued																								€ 15,200	₪ 62,200,000	€ 12,000	₪ 50,000,000	₪ 37,800,000
Price per instrument issued (in New Shekels per Item) | ₪ / item																								0.942	0.942	0.961	0.961	0.946
Principal amount per financial instrument (in New Shekels per share) | ₪ / shares																									₪ 1		₪ 1	₪ 1
Principal payment of debentures in 2027															30.00%	30.00%	30.00%
Principal payment of debentures in 2028															30.00%	30.00%	30.00%
Principal payment of debentures in 2029															25.00%	25.00%	25.00%
Principal payment of debentures in 2030															15.00%	15.00%	15.00%
Financial instrument, interest rate													5.50%		5.50%					5.50%	5.50%
Series F Debentures [Member] | Net Financial Debt [Member]
Debentures [Line items]
Percentage of immediate repayment provision															65.00%	65.00%	65.00%
Percentage of interest increase provision															60.00%	60.00%	60.00%
Series F Debentures [Member] | Exchange Rate [Member]
Debentures [Line items]
Proceeds from offering, net of related expenses			€ 2,449	₪ 10,046,000
Series F Debentures [Member] | Bottom of Range [Member]
Debentures [Line items]
Financial instrument, annual interest increase percentage															0.25%	0.25%	0.25%
Series F Debentures [Member] | Top of Range [Member]
Debentures [Line items]
Financial instrument, annual interest increase percentage															0.75%	0.75%	0.75%
Series F Debentures [Member] | Ordinary Shares [Member]
Debentures [Line items]
Aggregate ordinary shares issued (in Shares) | shares			1,020,000																										1,020,000
Price per share (in New Shekels per share) | ₪ / shares																													₪ 80
Series F Deed of Trust [Member]
Debentures [Line items]
Adjusted equity															€ 77,000
Series G Debentures [Member]
Debentures [Line items]
Net proceeds from offering													€ 36,300				₪ 136,100,000
Amount of immediate repayment provision (in Euro)													€ 84		84
Adjusted equity															€ 97,000
Aggregate gross consideration of debentures issued | ₪																					₪ 136,500,000
Price per instrument issued (in New Shekels per Item) | ₪ / shares													1.05		1.05					1.05	1.05
Series G Debentures [Member] | Net Financial Debt [Member]
Debentures [Line items]
Percentage of interest increase provision															60.00%	60.00%	60.00%
Series G Debentures [Member] | Non-Equal Installment 2026 [Member]
Debentures [Line items]
Fixed interest rate													10.00%		10.00%					10.00%	10.00%
Series G Debentures [Member] | Non-Equal Installment 2028 [Member]
Debentures [Line items]
Fixed interest rate													2.50%		2.50%					2.50%	2.50%
Series G Debentures [Member] | Non-Equal Installment 2029 [Member]
Debentures [Line items]
Fixed interest rate													10.00%		10.00%					10.00%	10.00%
Series G Debentures [Member] | Non-Equal Installment 2032 [Member]
Debentures [Line items]
Fixed interest rate													25.00%		25.00%					25.00%	25.00%
Series G Debentures [Member] | Bottom of Range [Member]
Debentures [Line items]
Increase of annual interest rate																		0.25%
Series G Debentures [Member] | Top of Range [Member]
Debentures [Line items]
Increase of annual interest rate																		0.75%